Basis of presentation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Basis of presentation:

Cardiome Pharma Corp. (the “Company”) was incorporated under the Company Act (British Columbia) on December 12, 1986 and was continued under the laws of Canada on March 8, 2002. Cardiome is a specialty pharmaceutical company dedicated to offering patients and healthcare providers innovative therapeutic options that effectively, safely, and conveniently manage acute medical conditions to improve health and quality of life. Cardiome strives to find innovative, differentiated medicines that provide therapeutic and economic value to patients, physicians and healthcare systems. Cardiome currently has two marketed, in-hospital cardiology products, Brinavess® (vernakalant IV), for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults, and Aggrastat® (tirofiban HCl), a reversible GP IIb/IIIa inhibitor indicated for use in patients with acute coronary syndrome, which are commercially available in markets outside of the United States. Cardiome has licensed a European-approved antibiotic, Xydalba™ (dalbavancin), a second generation, semi-synthetic lipoglycopeptide for the treatment of acute bacterial skin and skin structure infections in adults, that the Company has launched commercially in Germany, the United Kingdom, and France, and expects to commercialize in Belgium, Nordic nations, Canada, certain other European countries and select countries in the Middle East over time. Cardiome has also licensed Zevtera®/Mabelio® (ceftobiprole medocaril sodium), a cephalosporin antibiotic for the treatment of community-acquired and hospital-acquired pneumonia, which is currently marketed in Germany, Italy, the United Kingdom, France, Austria and Switzerland. In addition, Cardiome has also licensed commercialization rights to a pre-registration drug/device combination product, Trevyent®, for the treatment of pulmonary arterial hypertension in certain regions outside the United States and commercialization rights to cardiology products Esmocard® and Esmocard Lyo® (esmolol hydrochloride), a short-acting beta-blocker used to control rapid heart rate in a number of cardiovascular indications, in certain European countries.

As of December 31, 2017, the Company had $22,081 in cash and cash equivalents, compared to $26,758 at December 31, 2016. The Company has a history of incurring operating losses and negative cash flows from operations. After taking into consideration shares that can be sold under the agreement with LPC (see note 13(b)) and under the existing prospectus, the Company will have sufficient capital to fund its current planned operations during the twelve-month period subsequent to the issuance of these financial statements but will not retain sufficient cash to meet its minimum liquidity requirements under its long-term debt agreement. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the financial statements issuance date. The Company currently expects that the transaction described in note 22, which is subject to shareholder approval, will close in the second quarter of 2018 and that the Company will receive CAD $25,500 on closing. There can be no assurance that the Company will be able to obtain shareholder approval for the proposed transaction.  The accompanying financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.